Offsets	Jan. 30, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Blackstone Private Credit Fund
Form or Filing Type	N-2
File Number	333-264426
Initial Filing Date	Jan. 14, 2025
Fee Offset Claimed	$ 24,172.5
Security Type Associated with Fee Offset Claimed	Debt
Security Title Associated with Fee Offset Claimed	Debt Securities
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 750,000,000
Offset Note
(3)
Certain of the debt securities to be offered under this registration statement on Form
N-2ASR
and accompanying prospectus represent unsold debt securities previously registered on the registration statement on Form
N-2
(File
No.
333-264426
)
(the “Prior Registration Statement”) filed with the Securities and Exchange Commission on January 14, 2025, which went effective on January 21, 2025. As of the date hereof, the maximum aggregate offering amount of the unsold securities registered pursuant to the Prior Registration Statement (the “Unsold Securities”) is $750,000,000.00. In connection with the registration of the Unsold Securities, the registrant paid a registration fee of $114,825.00, which will be applied to the unsold debt securities that will be offered pursuant to this prospectus and future prospectus supplement(s). The registrant has terminated any offering that included the unsold debt securities under the Prior Registration Statement.

Termination / Withdrawal Statement	The registrant has terminated any offering that included the unsold debt securities under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Blackstone Private Credit Fund
Form or Filing Type	N-2
File Number	333-264426
Filing Date	Jan. 14, 2025
Fee Paid with Fee Offset Source	$ 114,825
Offset Note
(3)
Certain of the debt securities to be offered under this registration statement on Form
N-2ASR
and accompanying prospectus represent unsold debt securities previously registered on the registration statement on Form
N-2
(File
No.
333-264426
)
(the “Prior Registration Statement”) filed with the Securities and Exchange Commission on January 14, 2025, which went effective on January 21, 2025. As of the date hereof, the maximum aggregate offering amount of the unsold securities registered pursuant to the Prior Registration Statement (the “Unsold Securities”) is $750,000,000.00. In connection with the registration of the Unsold Securities, the registrant paid a registration fee of $114,825.00, which will be applied to the unsold debt securities that will be offered pursuant to this prospectus and future prospectus supplement(s). The registrant has terminated any offering that included the unsold debt securities under the Prior Registration Statement.

Termination / Withdrawal Statement	The registrant has terminated any offering that included the unsold debt securities under the Prior Registration Statement.